CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2023
CRYPTOCURRENCIES [Abstract]
Group's Cryptocurrencies
As of December 31, 2023 and 2022, the Group’s cryptocurrencies consist of the following:

	At December 31,
In thousands of USD	2023	2022
Cryptocurrencies other than USDC	15,336	2,086
USDC	35	89
Total cryptocurrencies	15,371	2,175

Details of Cryptocurrencies
The details of cryptocurrencies are as follows:
	At December 31,
In thousands of USD	2023	2022	2021
Cost:
Beginning balances	2,179	6,697	9,656
Additions	310,265	865,333	655,028
Cryptocurrencies paid on behalf of related parties (1)	-	-	(24,852)
Disposals	(297,067)	(569,854)	(562,894)
Loan to a third party(2)	-	-	(10,222)
Purchase of cryptocurrency-denoted wealth management product from a related party(4)	-	(149,972)	(30,004)
Loan to a related party(3)	-	(150,025)	(30,015)
Ending balances	15,377	2,179	6,697
Impairment:
Beginning balances	(4)	(510)	(74)
Additions	(2)	-	(436)
Disposals	-	506	-
Ending balances	(6)	(4)	(510)
Net book value:
Beginning balances	2,175	6,187	9,582
Ending balances	15,371	2,175	6,187

The supplemental information of cryptocurrencies other than USDC is as follows:

	At December 31,
In thousands of USD	2023	2022	2021
Cost:
Beginning balances	2,090	6,598	9,601
Additions	302,621	586,117	575,730
Cryptocurrencies other than USDC paid on behalf of related parties (1)	-	-	(24,852)
Disposals	(289,369)	(425,649)	(513,655)
Loan to a third party (2)	-	-	(10,222)
Purchase of cryptocurrency-denoted wealth management product from a related party(4)	-	(149,972)	(30,004)
Loan to a related party (3)	-	(15,004)	-
Ending balances	15,342	2,090	6,598
Impairment:
Beginning balances	(4)	(510)	(74)
Additions	(2)	-	(436)
Disposals	-	506	-
Ending balances	(6)	(4)	(510)
Net book value:
Beginning balances	2,086	6,088	9,527
Ending balances	15,336	2,086	6,088

(1)
Cryptocurrencies or cryptocurrencies other than USDC paid on behalf of related parties represent the net effect of cryptocurrencies or cryptocurrencies other than USDC transferred through the wallets held by the Group relating to transactions arising from Bitmain and BTC’s businesses during the Carve-out Period.

(2)
Represent an unsecured, interest-free cryptocurrency loan the Group made to a third party. The lending was collected in full as of December 31, 2021. The Group recorded approximately US$3,735,000 loss on change in fair value of cryptocurrency-settled receivable for the year ended December 31, 2021.

(3)
Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of December 31, 2022 and 2021 and the collections are included in the additions of cryptocurrencies above. Also see Note 20.

(4)
Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party. All such wealth management products were fully redeemed as of December 31, 2022 and 2021, respectively, and the redemptions are included in the additions of cryptocurrencies above during the respective periods. Also see Note 20.